Product revenues, net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Sales adjustment, beginning balance	$ 3,464	$ 730	$ 3,464	$ 730	$ 4,126	$ 2,590	$ 0	$ 0
GTN Sales Adjustment, Provision	3,206	752	6,697	752
GTN Sales Adjustment, Provision, Prior Period Sales	87	0	(105)	0
GTN Sales Adjustment, Credits And Payments	(3,955)	(22)	(5,718)	(22)
Sales adjustment, ending balance	3,464	$ 730	3,464	$ 730
Accounts receivable, net	1,533		1,533			1,204
Other current liabilities	$ 1,931		$ 1,931			$ 1,386